Property and equipment, net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	¥ 3,800	¥ 3,700	¥ 3,080